Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000118817 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000118817 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000118817 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000118817 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118815 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000118815 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000118815 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000118815 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118814 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000118814 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000118814 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000118814 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000118816 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000118816 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000118816 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000118816 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166998 | Africa
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000166998 | Asia
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000166998 | Europe
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000166998 | North America
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000166998 | South America
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000166998 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166997 | Africa
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000166997 | Asia
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000166997 | Europe
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000166997 | North America
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000166997 | South America
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000166997 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259071 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000259071 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000259071 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259071 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000259071 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000259071 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)